Leases - Schedule of Operating and Finance Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 15,957	$ 9,091	$ 6,816
Finance lease cost:
Amortization of assets	880	397	178
Interest on lease liabilities	33	28	19
Short term and variable lease cost	1,182	715	204
Sublease revenue	(115)	(131)	0
Total lease expense	$ 17,937	$ 10,100	$ 7,217